CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
NET REVENUE	$ 6,137,859	$ 2,573,477	$ 18,303,264	$ 10,472,751
OPERATING EXPENSES:
Direct operating costs	3,546,456	1,152,635	10,636,851	4,272,979
Selling and marketing	120,440	70,021	253,280	248,975
General and administrative	3,142,411	1,286,276	9,942,600	4,743,673
Research and development	164,934	116,428	531,676	386,109
Change in contingent consideration	(828,762)	0	(1,811,362)	0
Depreciation and amortization	1,159,515	270,043	2,791,368	948,531
Total operating expenses	7,304,994	2,895,403	22,344,413	10,600,267
Operating loss	(1,167,135)	(321,926)	(4,041,149)	(127,516)
OTHER:
Interest income	6,914	2,989	26,605	23,929
Interest expense	(42,186)	(52,713)	(183,466)	(160,065)
Other income (expense) - net	46,121	(199,885)	(134,715)	230,146
LOSS BEFORE INCOME TAXES	(1,156,286)	(571,535)	(4,332,725)	(33,506)
INCOME TAX PROVISION (BENEFIT)	9,624	(187,863)	176,525	144,490
NET LOSS	$ (1,165,910)	$ (383,672)	$ (4,509,250)	$ (177,996)
NET LOSS PER SHARE:
Basic and diluted loss per share (in dollars per share)	$ (0.12)	$ (0.08)	$ (0.64)	$ (0.03)
Weighted-average basic and diluted shares outstanding (in shares)	9,687,097	5,101,770	7,084,630	5,101,770